Average Annual Total Returns - FidelitySeriesInternationalIndexFund-PRO - FidelitySeriesInternationalIndexFund-PRO - Fidelity Series International Index Fund	Dec. 30, 2024
Fidelity Series International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.16%
Past 5 years	8.20%
Since Inception	5.48%	[1]
Fidelity Series International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.44%
Past 5 years	7.61%
Since Inception	4.91%	[1]
Fidelity Series International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.38%
Past 5 years	6.43%
Since Inception	4.24%	[1]
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Since Inception	5.66%

[1]	A From August 17, 2018 .